Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	¥ 559,072		¥ 559,066
Accumulated Amortization	(356,924)		(280,581)
Net Carrying Value	202,148	$ 28,472	278,485
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	202,100		202,100
Accumulated Amortization	(121,260)		(80,840)
Net Carrying Value	80,840	11,386	121,260
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	175,308		175,308
Accumulated Amortization	(100,448)		(87,480)
Net Carrying Value	74,860	10,544	87,828
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	73,500		73,500
Accumulated Amortization	(44,100)		(29,400)
Net Carrying Value	29,400	4,141	44,100
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	46,900		46,900
Accumulated Amortization	(30,380)		(22,120)
Net Carrying Value	16,520	2,327	24,780
Insurance Brokerage License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	28,133		28,133
Accumulated Amortization	(28,133)		(28,133)
Net Carrying Value	0	0	0
Websites [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	27,000		27,000
Accumulated Amortization	(27,000)		(27,000)
Net Carrying Value	0	0	0
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,086		3,024
Accumulated Amortization	(3,065)		(2,992)
Net Carrying Value	21	3	32
Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	3,045		3,101
Accumulated Amortization	(2,538)		(2,616)
Net Carrying Value	¥ 507	$ 71	¥ 485